 U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2 1. Name and address of issuer: Amana Mutual Funds Trust 1300 North State Street Bellingham, Washington 98225 2. Name of each series or class of funds for which this notice of filed: Amana Income Fund Amana Growth Fund 3. Investment Company Act File Number: 811-4276 Securities Act File Number: 2-96942 4(a) Last day of fiscal year for which this notice is filed: May 31, 2000 4(b) Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) Note: If the Form is being filed late, interest must be paid on the registration fee due. 5 Calculation of registration fee: (i) Aggregate Sale price of securities sold during the fiscal year pursuant to section 24 (f) $18,196,148.32 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $10,036,573.40 (iii) Aggregate sale price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0.00 (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]: $10,036,573.40 (v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $8,159,574.92 (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $0.00 (vii) Multiplier for determining registration fee (See Instruction C.9): x 0.000278 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $2,268.36 6 Prepaid Shares If the response to Item 5(i) was determine by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____N/A________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: _____N/A_______. 7 Interest due - if this Form is being filed moe than 90 days after the end of the issuer's fiscal year (see Instruction D): = $0.00 8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $2,268.36 9 Date of the registration fee and any interest payment was sent to the Comission's lockbox depository: Method of Delivery: Wire Transfer $2,268.36 Mail or other means SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated: By (Signature and Title) /s/ Teresa K. Anderson --------------------------- Teresa K. Anderson, CMA Director of Funds and Operations Date July 20, 2000 ------------